SCHEDULE OF ASSETS AND LIABILITIES ARE MEASURED AT FAIR VALUE (Details) - Stardust Power Inc And Subsidiary [Member] - USD ($)		Jun. 30, 2024		Dec. 31, 2023
Platform Operator, Crypto Asset [Line Items]
Investment in equity securities		$ 55,884	[1]	$ 218,556	[2]
Total financial assets		55,884		218,556
SAFE notes	[3]	6,367,200		5,212,200	[4]
Convertible notes	[5]	2,571,400
Total financial liabilities		8,938,600		5,212,200
Fair Value, Inputs, Level 1 [Member]
Platform Operator, Crypto Asset [Line Items]
Investment in equity securities		55,884	[1]	218,556	[2]
Total financial assets		55,884		218,556
SAFE notes	[3]				[4]
Convertible notes	[5]
Total financial liabilities
Fair Value, Inputs, Level 2 [Member]
Platform Operator, Crypto Asset [Line Items]
Investment in equity securities			[1]		[2]
Total financial assets
SAFE notes	[3]				[4]
Convertible notes	[5]
Total financial liabilities
Fair Value, Inputs, Level 3 [Member]
Platform Operator, Crypto Asset [Line Items]
Investment in equity securities			[1]		[2]
Total financial assets
SAFE notes	[3]	6,367,200		5,212,200	[4]
Convertible notes	[5]	2,571,400
Total financial liabilities		$ 8,938,600		$ 5,212,200

[1]	These represent equity investments with a readily determinable fair value. The Company has measured its investments to fair value in accordance with ASC 321, Investments-Equity Securities, based on quoted prices in active markets.
[2]	These represent equity investments with a readily determinable fair value. The Company has measured its investments to fair value in accordance with ASC 321, Investments-Equity Securities, based on quoted prices in active markets.
[3]	The valuation of the Level 3 measurement considered the probabilities of the occurrence of the scenarios as discussed in Note 2 the audited consolidated financial statements and notes thereto for the period March 16, 2023 (inception) to December 31, 2023 included in the Company’s registration statement on Form S-4/A filed with the SEC on May 8, 2024.
[4]	The valuation of the Level 3 measurement considered the probabilities of the occurrence of the scenarios as discussed in Note 2.
[5]	The fair value of convertible notes are expected to approximate fair value of the equivalent equity shares into which they would be converted immediately post the closing of the Business Combination, which was approved at the shareholders meeting on June 27, 2024.